Unit Activity (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Movement in Number of Common Units, Subordinated Units, General Partner Units and Series A Preferred Units

The following table shows the movement in the number of common units, subordinated units, general partner units and Series A Preferred Units from December 31, 2015 until June 30, 2017.

(in units)	Common Units	Subordinated Units	General Partner Units	Convertible Preferred Units
December 31, 2015	18,626,594	8,567,500	558,674	—
Subordinated units converted to common units	8,567,500	(8,567,500)	—	—
December 31, 2016	27,194,094	—	558,674	—
January 6, 2017: Public offering	2,500,000	—	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	—	1,666,667
June 30, 2017	29,694,094	—	558,674	3,750,000